Retained earnings	12 Months Ended
Dec. 31, 2023
Retained earnings [abstract]
Retained earnings
21.
Retained earnings
a)
Under the Company’s Articles of Incorporation, upon the final settlement of accounts, if there is net profit, the Company shall first set aside the tax payable and offset its losses before setting aside a legal capital reserve at 10% of the remaining profit. The Company shall then set aside or reverse the special capital reserve in accordance with the laws and regulations and as requested by the competent authorities. The remaining profit of that fiscal year, as well as the accumulated undistributed profit at the beginning of the same year and the adjusted undistributed profit of the given fiscal year, shall be distributable profit. If there is any surplus distributable profit after the Board of Directors sets aside a reserve based on the Company’s operational needs, such surplus profit may be distributed in full or in part to shareholders as dividends, subject to the approval of the shareholders’ meeting.
b)
The Company’s dividend policy is summarized here. A proposal on the distribution of dividends shall be submitted by the Board of Directors annually to the shareholders’ meeting, and be based on factors such as past years’ profit, the current and future investment environment, the Company’s capital needs, competition in the domestic and foreign markets, and budgets, with an aim to pursuing shareholders’ interests and balancing the dividend distribution and the long-term financial plan of the Company. The distribution of profits of the Company can be made in the form of cash dividends or stock dividends, provided that the cash dividend shall account for at least 10% of the total profit distributed as dividends in the given year.
c)
Except for covering accumulated deficits or issuing new shares or cash to shareholders in proportion to their share ownership, the legal reserve may not be used for any other purpose. The use of the legal reserve for the issuance of shares or cash to shareholders in proportion to their share ownership is permitted, provided that the distribution of the reserve is limited to the portion in excess of 25% of the Company’s paid-in capital.
d)
In accordance with the regulations, the Company must set aside a special reserve from the debit balance on other equity items at the statements of financial position date before distributing earnings. When the debit balance on other equity items is reversed subsequently, the reversed amount may be included in the distributable earnings.
e)
The appropriations of 2020, 2021 and 2022 earnings were resolved in the shareholders’ meeting held on July 12, 2021, May 26, 2022 and May 30, 2023, respectively. The appropriations and dividends per share are as follows:

	2020		2021		2022
	Amount	Cash distribution per share	Amount	Cash distribution per share	Amount	Cash distribution per share
	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	232,611		505,482		354,986
Special reserve	(19,802)		—		—
Cash dividend	1,599,928	2.20	3,127,133	4.30	1,672,652	2.30